SUPPLEMENT DATED MARCH 27, 2025 TO THE CURRENT
SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Emerging Markets Local Debt Fund
(the “Fund”)
This supplement amends the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”) of the above referenced Fund and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and SAI and retain it for future reference.
Effective March 27, 2025:
1. The following information replaces in its entirety the table appearing under the heading “Fund Summary – Management of the Fund” in the Summary and Statutory Prospectuses:
Portfolio Managers	Title	Length of Service on the Fund
Hemant Baijal	Portfolio Manager	2019 (predecessor fund 2015)

Jason Martin, CFA	Portfolio Manager	2025

Wim Vandenhoeck	Portfolio Manager	2019 (predecessor fund 2016)

2. The following information replaces in its entirety the bulleted list under "Fund Management – Portfolio Managers" in the Statutory Prospectus:
▪
Hemant Baijal, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Baijal managed the predecessor fund since 2015 and was associated with OppenheimerFunds, a global asset management firm, since 2011.
▪
Jason Martin, CFA, Portfolio Manager, who has been responsible for the Fund since 2025 and has been associated with Invesco and/or its affiliates since 2019. Prior to joining Invesco, Mr. Martin was associated with OppenheimerFunds, a global asset management firm, since 2011.
▪
Wim Vandenhoeck, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2019. Prior to the commencement of the Fund’s operations, Mr. Vandenhoeck managed the predecessor fund since 2016 and was associated with OppenheimerFunds, a global asset management firm, since 2015.
3. The following information is added after the table under “PORTFOLIO MANAGER(S) — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — INVESTMENTS” in Appendix H of the Fund’s SAI:
Jason Martin began serving on Invesco Emerging Markets Local Debt Fund as a portfolio manager of the Fund effective March 27, 2025. As of January 31, 2025, Mr. Martin did not beneficially own shares of the Fund.
4. The following information is added after the table under “PORTFOLIO MANAGER(S) — PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS — ASSETS MANAGED” in Appendix H of the Fund’s SAI:
Jason Martin began serving on Invesco Emerging Markets Local Debt Fund as a portfolio manager of the Fund effective March 27, 2025. As of January 31, 2025, Mr. Martin managed no other registered investment companies, no other pooled investment vehicles and no other accounts.
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